INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2020	2019

Raw materials	$3,949	$5,232
Work in progress	1,730	1,271
Finished products	6,681	6,102

	$12,360	$12,605